SHARE CAPITAL AND SHAREBASED PAYMENTS (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Statement [Line Items]
Common Shares Issued	837,700		14,000,000
Gross Proceeds On Cash Commission	$ 16,000		$ 31,000
Issuance shares costs	202
Net proceeds from cash commission	$ 571,000
Issuance of fair value			15
Cash commission	2.75%
Proceeds from gross prospectus supplement	$ 587
Fair Value Of Stock Options Granted, Share-based Payments	$ 524,000	$ 504,000
Restricted Share Units	1,809,000	1,799,000
Weighted Average Fair Value Per Share	$ 1.12	$ 1.12
Share-based Payments for fair value	$ 658,000	$ 558,000	$ 13,650,000
Share Capital [Member]
Statement [Line Items]
Stock option exercise			48,000
Share capital acquisition costs	$ 980,000		$ 46,000
Issuance of common shares for service	1,075,000		48,000
Share Capital Three [Member]
Statement [Line Items]
Common shares issued upon exercise of RSUs			982,879
Share capital			$ 899,000
Share Capital Two [Member]
Statement [Line Items]
Issued common shares upon exercise of RSUs	592,667
Common shares issued carrying value of RSUs exercised	$ 512,000